Long-Lived Assets and Goodwill (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Jan. 09, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill balance	$ 75,538,127	$ 56,386,796